PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Australia 4.2%
Ingenia Communities Group, REIT	2,039,217	$5,607,182
National Storage REIT, REIT	7,070,664	11,043,955
Region Re Ltd., REIT	2,450,695	3,992,260
Scentre Group, REIT	10,658,551	20,169,102
Stockland, REIT	1,144,191	3,251,828
		44,064,327
Belgium 1.5%
Aedifica SA, REIT	105,206	7,225,647
Shurgard Self Storage Ltd., REIT	192,697	8,792,884
		16,018,531
Canada 2.5%
Boardwalk Real Estate Investment Trust, REIT	243,977	12,120,679
InterRent Real Estate Investment Trust, REIT	937,714	9,109,404
RioCan Real Estate Investment Trust, REIT	312,024	4,744,308
		25,974,391
France 2.1%
Klepierre SA, REIT	347,250	9,217,286
Unibail-Rodamco-Westfield, REIT*	230,299	13,049,400
		22,266,686
Germany 1.1%
LEG Immobilien SE*	57,452	4,062,003
TAG Immobilien AG*	390,060	4,384,497
Vonovia SE	101,594	2,367,140
		10,813,640
Hong Kong 4.3%
CK Asset Holdings Ltd.	718,184	4,159,057
Link REIT, REIT	1,229,636	6,911,980
Sun Hung Kai Properties Ltd.	1,443,544	18,126,043
Swire Properties Ltd.	838,909	2,105,095
Wharf Real Estate Investment Co. Ltd.	2,549,320	13,680,852
		44,983,027

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 9.8%
GLP J-REIT, REIT	11,195	$11,028,917
Hoshino Resorts REIT, Inc., REIT	1,284	5,625,400
Invincible Investment Corp., REIT	22,498	9,320,596
Japan Hotel REIT Investment Corp., REIT	14,819	7,358,459
Mitsubishi Estate Co. Ltd.	735,206	9,010,458
Mitsui Fudosan Co. Ltd.	1,039,632	21,359,191
Nippon Accommodations Fund, Inc., REIT	600	2,843,998
Nippon Building Fund, Inc., REIT	2,030	8,509,379
Nippon Prologis REIT, Inc., REIT	6,525	13,343,034
Nomura Real Estate Master Fund, Inc., REIT	6,379	7,589,344
Tokyu Fudosan Holdings Corp.	1,093,980	6,503,650
		102,492,426
Singapore 3.8%
CapitaLand Ascendas REIT, REIT	6,588,484	13,932,175
CapitaLand Ascott Trust, REIT, UTS	12,355,365	10,406,623
CapitaLand Investment Ltd.	3,766,576	9,640,480
Frasers Logistics & Commercial Trust, REIT	6,440,086	5,914,118
		39,893,396
Sweden 1.2%
Castellum AB	314,173	3,577,839
Catena AB	74,576	2,864,865
Sagax AB (Class B Stock)	267,067	5,930,399
		12,373,103
United Kingdom 5.4%
Big Yellow Group PLC, REIT	664,976	9,151,519
Grainger PLC	3,033,464	9,802,494
Great Portland Estates PLC, REIT	743,812	4,081,647
Land Securities Group PLC, REIT	662,742	5,503,936
Segro PLC, REIT	1,426,007	13,974,251
Tritax Big Box REIT PLC, REIT	3,130,552	5,551,126
UNITE Group PLC (The), REIT	695,695	8,686,149
		56,751,122
United States 63.6%
American Homes 4 Rent (Class A Stock), REIT	189,804	7,113,854
Americold Realty Trust, Inc., REIT	369,311	11,973,063
Apartment Income REIT Corp., REIT	408,497	14,109,486
Apple Hospitality REIT, Inc., REIT	474,243	7,350,767

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Boston Properties, Inc., REIT			249,038	$16,593,402
Brixmor Property Group, Inc., REIT			530,720	12,068,573
Broadstone Net Lease, Inc., REIT			178,794	2,914,342
Camden Property Trust, REIT			122,465	13,359,707
Community Healthcare Trust, Inc., REIT			361,105	12,725,340
CubeSmart, REIT			247,150	10,716,424
Digital Realty Trust, Inc., REIT			381,973	47,601,475
Equinix, Inc., REIT			61,373	49,707,220
Equity Residential, REIT			445,914	29,403,569
Essential Properties Realty Trust, Inc., REIT			459,742	11,286,666
Extra Space Storage, Inc., REIT			174,677	24,379,670
First Industrial Realty Trust, Inc., REIT			208,702	10,789,893
Host Hotels & Resorts, Inc., REIT			711,208	13,086,227
Independence Realty Trust, Inc., REIT			720,561	12,278,359
Invitation Homes, Inc., REIT			127,197	4,515,494
Iron Mountain, Inc., REIT			111,452	6,843,153
Kilroy Realty Corp., REIT			310,938	11,100,487
NETSTREIT Corp., REIT(a)			475,774	8,511,597
Omega Healthcare Investors, Inc., REIT			486,003	15,503,496
Prologis, Inc., REIT			624,561	77,913,984
Public Storage, REIT			43,820	12,346,285
Realty Income Corp., REIT			330,773	20,167,230
Regency Centers Corp., REIT			106,953	7,008,630
Rexford Industrial Realty, Inc., REIT			310,618	17,111,946
Simon Property Group, Inc., REIT			163,619	20,386,927
SITE Centers Corp., REIT			774,139	10,876,653
Spirit Realty Capital, Inc., REIT			245,580	9,904,241
Sun Communities, Inc., REIT			189,212	24,654,324
UDR, Inc., REIT			372,551	15,229,885
Ventas, Inc., REIT			516,637	25,067,227
Veris Residential, Inc., REIT*			691,177	12,911,186
VICI Properties, Inc., REIT			446,140	14,044,487
Welltower, Inc., REIT			537,636	44,166,797
				665,722,066

Total Long-Term Investments (cost $948,096,092)				1,041,352,715
Short-Term Investments 1.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	8,973,881	8,973,881

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $1,646,028; includes $1,581,342 of cash collateral for securities on loan)(b)(wi)	1,647,841	$1,646,851

Total Short-Term Investments (cost $10,619,909)			10,620,732

TOTAL INVESTMENTS 100.5% (cost $958,716,001)			1,051,973,447
Liabilities in excess of other assets (0.5)%			(5,217,791)

Net Assets 100.0%			$1,046,755,656

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,536,751; cash collateral of $1,581,342 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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